BUSINESS ACQUISITIONS (Table)	12 Months Ended
Dec. 31, 2022
BUSINESS ACQUISITIONS
Schedule Of Fair value of Consideration For the SEO Butler
Schedule of preliminary Fair value Acquisition
Amount
Cash paid to seller	950,000
Total preliminary consideration transferred	$950,000

Schedule Of Assets Acquired And Liabilities for the SEO Butler
Schedule Of Recognized Identified Assets Acquired And Liabilities
Cash Acquired	$38,587
Other Current assets	14,858
Website domains	70,000
Customer relationships	322,000
Trademarks and Trade Names	90,000
Non-Compete agreement	30,000
Goodwill	407,888
Accounts payable and other accrued liabilities	(2,205)
Deferred revenue	(21,128)
Net assets acquired	$950,000

Schedule Of Fair Value of Consideration for the BCP Media
Schedule of preliminary Fair value Acquisition
Amount
Cash paid to seller	2,100,000
Notes payable issued to seller	2,399,000
Warrants to purchase common shares issued to seller	60,000
Total preliminary consideration transferred	$4,559,000

Schedule Of Assets Acquired And Liabilities for the BCP Media
Schedule Of Recognized Identified Assets Acquired And Liabilities
Website domains	$220,000
Customer relationships	813,000
Trademarks and Trade Names	330,000
Non-Compete agreement	80,000
Goodwill	3,116,000
Net assets acquired	$4,559,000

Schedule Of Fair value of Consideration for the BWPS
Schedule of preliminary Fair value Acquisition
Amount
Cash paid to seller	1,250,000
Notes payable issued to seller	40,000
Contingent liability for earn-out provision	60,000
Total preliminary consideration transferred	$1,350,000

Schedule Of Assets Acquired And Liabilities for the BWPS
Schedule Of Recognized Identified Assets Acquired And Liabilities
Website domains	$130,000
Customer relationships	482,000
Trademarks and Trade Names	50,000
Non-Compete agreement	30,000
Goodwill	658,000
Net assets acquired	$1,350,000

Schedule Of Unaudited Pro Forma Financial Information
	Year ended December 31,
	2022	2021
Revenue	$5,469,361	$6,291,649
Operating loss	(3,029,332)	(1,485,459)
Net loss	(3,165,942)	(1,278,558)
Net loss per common share	$(0.96)	$(0.05)
Weighted Average common shares outstanding	3,285,934	2,080,733